Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Deferred Performance Awards (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Performance Awards [Line Items]
Cash	£ 19	£ 22
Shares	18	22
Expenses charged in the year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	7	8
Shares	7	8
Deferred performance awards	14
Expenses charged in the year | Arising from awards in current year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	3
Shares	2
Deferred performance awards	5
Expenses charged in the year | Arising from awards in prior year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	4
Shares	5
Deferred performance awards	9
Expenses deferred to future periods
Disclosure Of Deferred Performance Awards [Line Items]
Cash	12	14
Shares	11	£ 14
Deferred performance awards	23
Expenses deferred to future periods | Arising from awards in current year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	5
Shares	4
Deferred performance awards	9
Expenses deferred to future periods | Arising from awards in prior year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	7
Shares	7
Deferred performance awards	£ 14